Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-39130
Entity Registrant Name	TELA Bio, Inc.
Entity Central Index Key	0001561921
Entity Tax Identification Number	45-5320061
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Great Valley Parkway
Entity Address, Address Line Two	Suite 24
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	320-2930
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TELA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false